Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 4, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Institutional Class,
Class R6, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Small-Cap Fund (the “Fund”)

Effective April 20, 2018, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” shall be revised to remove all references to Jie Wei as a portfolio manager of the Fund.

Corresponding changes shall be made to the information relating to the Fund contained in the subsection entitled “Management of the Funds – Investment Manager.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 4, 2018 to the

Statement of Additional Information of

Allianz Funds Multi-Strategy Trust

Dated February 1, 2018 (as revised March 7, 2018) (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Small-Cap Fund (the “Fund”)

Effective April 20, 2018, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” shall be revised to remove all references to Jie Wei as a portfolio manager of the Fund.

Please retain this Supplement for future reference.